Income Taxes - Additional information (Detail) - USD ($) $ in Millions	3 Months Ended		6 Months Ended	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Jun. 30, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2014	Dec. 31, 2013	Mar. 31, 2013
Income Tax Disclosure [Abstract]
Entrance tax								$ 3.0
Entrance tax, annual decline in gain			20.00%
Tax rate			23.00%	24.00%	25.00%	27.00%	28.00%
Entrance tax paid, current	$ 0.2	$ 0.2
Entrance tax payable, non current			$ 0.6	$ 0.6